Income Taxes - Additional Information (Detail) ¥ in Millions, $ in Billions	12 Months Ended				36 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2013 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Income Taxes [Line Items]
Unified statutory income tax rate under current EIT law	25.00%
PRC statutory withholding tax rate to which dividends paid by a FIE to any of its foreign non-resident enterprise investors	10.00%
PRC special withholding tax rate to which dividends paid by a FIE to its foreign non-resident enterprise investors in Hong Kong	5.00%
Statutory withholding tax rate for capital gains	10.00%
Net losses deriving from entities in the PRC, Hong Kong and Japan	¥ 9,900				¥ 9,900	$ 1.4
Accrued withholding tax	1,000			¥ 581
Undistributed earnings no withholding tax has accrued	¥ 145,900				¥ 145,900	$ 21.0
High And New Technology Enterprise
Income Taxes [Line Items]
A preferential enterprise income tax rate	15.00%
Preferential enterprise income tax rate, effective period	3 years
Net operating loss carryforward period	10 years
Key Software Enterprise
Income Taxes [Line Items]
A preferential enterprise income tax rate	10.00%
PRC
Income Taxes [Line Items]
Net operating loss carryforward period	5 years
Net operating loss carryforwards begins to expire	2020
PRC | Maximum
Income Taxes [Line Items]
Time period that tax authorities could conduct examinations of entity's tax filings	5 years
PRC | Earliest Tax Year
Income Taxes [Line Items]
Tax years remain open to examination by respective taxing jurisdictions	2014
PRC | Latest Tax Year
Income Taxes [Line Items]
Tax years remain open to examination by respective taxing jurisdictions	2019
Japan
Income Taxes [Line Items]
Net operating loss carryforward period	9 years
Net operating loss carryforwards begins to expire	2020
Baidu HK
Income Taxes [Line Items]
Income tax rate	16.50%
Baidu Japan
Income Taxes [Line Items]
Income tax rate	31.00%	31.00%	32.00%
Baidu Online | Key Software Enterprise
Income Taxes [Line Items]
A preferential enterprise income tax rate		10.00%	10.00%
Baidu China | Key Software Enterprise
Income Taxes [Line Items]
A preferential enterprise income tax rate		10.00%	10.00%
Baidu International | Key Software Enterprise
Income Taxes [Line Items]
A preferential enterprise income tax rate		10.00%	10.00%
Certain PRC Subsidiaries and VIEs | High And New Technology Enterprise
Income Taxes [Line Items]
A preferential enterprise income tax rate					15.00%
Certain PRC Subsidiaries and VIEs | High And New Technology Enterprise | Expiration Period One
Income Taxes [Line Items]
Tax holiday, expiration year	2020
Certain PRC Subsidiaries and VIEs | High And New Technology Enterprise | Expiration Period Two
Income Taxes [Line Items]
Tax holiday, expiration year	2021
Certain PRC Subsidiaries and VIEs | High And New Technology Enterprise | Expiration Period Three
Income Taxes [Line Items]
Tax holiday, expiration year	2022